Stock-Based Compensation Plan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of options outstanding and weighted average exercise price

	Number of	Wgt. Avg.
	Options	Exercise Price
Balance at January 1, 2018	—	—
Granted	2,665,921	0.92
Forfeited	(66,253)	0.92
Balance at December 31, 2018	2,599,669	0.92
Granted	1,569,676	0.92
Forfeited	(1,323,787)	0.92
Balance at December 31, 2019	2,845,557	0.92
Granted	1,116,101	0.92
Forfeited	—	0.92
Balance at December 31, 2020	3,961,658	0.92

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (December 31, 2020)	1,571,205	$0.59
Granted	—	—
Exercised	(56,059)	0.24
Forfeited	—	—
Balance (March 31, 2021)	1,515,146	0.58
Vested (as of March 31, 2021)	1,515,146	$0.58

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (January 1, 2020)	1,571,205	$0.59
Granted	—	—
Forfeited	—	—
Balance (March 31, 2020)	1,571,205	0.59
Vested (as of March 31, 2020)	1,482,528	$0.59

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

	Number of	Wgt. Avg.
	Options	Exercise Price
Balance at January 1, 2018	—	—
Granted	2,665,921	0.92
Forfeited	(66,253)	0.92
Balance at December 31, 2018	2,599,669	0.92
Granted	1,569,676	0.92
Forfeited	(1,323,787)	0.92
Balance at December 31, 2019	2,845,557	0.92
Granted	1,116,101	0.92
Forfeited	—	0.92
Balance at December 31, 2020	3,961,658	0.92

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (December 31, 2020)	1,571,205	$0.59
Granted	—	—
Exercised	(56,059)	0.24
Forfeited	—	—
Balance (March 31, 2021)	1,515,146	0.58
Vested (as of March 31, 2021)	1,515,146	$0.58

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (January 1, 2020)	1,571,205	$0.59
Granted	—	—
Forfeited	—	—
Balance (March 31, 2020)	1,571,205	0.59
Vested (as of March 31, 2020)	1,482,528	$0.59

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (December 31, 2020)	1,571,205	$0.59
Granted	—	—
Exercised	(56,059)	0.24
Forfeited	—	—
Balance (March 31, 2021)	1,515,146	0.58
Vested (as of March 31, 2021)	1,515,146	$0.58

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (January 1, 2020)	1,571,205	$0.59
Granted	—	—
Forfeited	—	—
Balance (March 31, 2020)	1,571,205	0.59
Vested (as of March 31, 2020)	1,482,528	$0.59

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

Schedule of weighted average inputs used

Expected volatility	80.00%
Expected dividend yield	0%
Expected term (in years)	3.6–4.8 years
Risk-free interest rate	0.32%–0.45%

Expected volatility	80.00%
Expected dividend yield	0%
Expected term (in years)	3.6–4.8 years
Risk-free interest rate	0.32%–0.45%

Expected volatility	80.00%
Expected dividend yield	0%
Expected term (in years)	6.25 years
Risk-free interest rate	0.62%

Expected volatility	80.00%
Starting stock price	$11.31
Expected term (in years)	5 years
Risk-free interest rate	0.45%
Earnout hurdle	$12.50-$15.00

Expected volatility	80.00%
Starting stock price	$11.31
Expected term (in years)	5 years
Risk-free interest rate	0.45%
Earnout hurdle	$12.50-$15.00

Expected volatility	80.00%
Expected dividend yield	0%
Expected term (in years)	3.6–4.8 years
Risk-free interest rate	0.32%–0.45%

Expected volatility	80.00%
Expected dividend yield	0%
Expected term (in years)	6.25 years
Risk-free interest rate	0.62%

Expected volatility	80.00%
Starting stock price	$11.31
Expected term (in years)	5 years
Risk-free interest rate	0.45%
Earnout hurdle	$12.50-$15.00

Expected volatility	80.00%
Starting stock price	$11.31
Expected term (in years)	5 years
Risk-free interest rate	0.45%
Earnout hurdle	$12.50-$15.00

2011 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of options outstanding and weighted average exercise price

	Number of	Wgt. Avg.
	Options	Exercise Price
Balance at January 1, 2018	—	—
Granted	2,665,921	0.92
Forfeited	(66,253)	0.92
Balance at December 31, 2018	2,599,669	0.92
Granted	1,569,676	0.92
Forfeited	(1,323,787)	0.92
Balance at December 31, 2019	2,845,557	0.92
Granted	1,116,101	0.92
Forfeited	—	0.92
Balance at December 31, 2020	3,961,658	0.92

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (December 31, 2020)	1,571,205	$0.59
Granted	—	—
Exercised	(56,059)	0.24
Forfeited	—	—
Balance (March 31, 2021)	1,515,146	0.58
Vested (as of March 31, 2021)	1,515,146	$0.58

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (January 1, 2020)	1,571,205	$0.59
Granted	—	—
Forfeited	—	—
Balance (March 31, 2020)	1,571,205	0.59
Vested (as of March 31, 2020)	1,482,528	$0.59

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (December 31, 2020)	1,571,205	$0.59
Granted	—	—
Exercised	(56,059)	0.24
Forfeited	—	—
Balance (March 31, 2021)	1,515,146	0.58
Vested (as of March 31, 2021)	1,515,146	$0.58

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (January 1, 2020)	1,571,205	$0.59
Granted	—	—
Forfeited	—	—
Balance (March 31, 2020)	1,571,205	0.59
Vested (as of March 31, 2020)	1,482,528	$0.59

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

	Number of	Wgt. Avg.
	Options	Exercise Price
Balance at January 1, 2018	1,785,251	0.59
Granted	—	—
Forfeited	(137,601)	0.55
Balance at December 31, 2018	1,647,650	0.60
Granted	—	—
Forfeited	(76,445)	0.67
Balance at December 31, 2019	1,571,205	0.59
Granted	—	—
Forfeited	—	—
Balance at December 31, 2020	1,571,205	0.59

Schedule of stock options vested and expected to vest

		Weighted
		Average	Weighted
	Number of	Remaining	Average
	Stock Options	Contractual Life	Exercise Price
Outstanding	1,515,146	1.49 years	$0.58
Exercisable	1,515,146	1.49 years	$0.58

		Weighted
		Average	Weighted
	Number of	Remaining	Average
	Stock Options	Contractual Life	Exercise Price
Outstanding	1,515,146	1.49 years	$0.58
Exercisable	1,515,146	1.49 years	$0.58

		Weighted
		Average	Weighted
	Number of	Remaining	Average
	Stock Options	Contractual Life	Exercise Price
Outstanding	3,961,658	8.31 years	$0.92
Exercisable	3,538,672	8.18 years	$0.92

		Wgt. Avg.
	Number of	Remaining	Wgt. Avg.
	Options	Contractual Life	Exercise Price
Outstanding	1,571,205	1.67	0.59
Exercisable	1,494,377	1.67	0.59

2017 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of options outstanding and weighted average exercise price

	Number of	Wgt. Avg.
	Options	Exercise Price
Balance at January 1, 2018	—	—
Granted	2,665,921	0.92
Forfeited	(66,253)	0.92
Balance at December 31, 2018	2,599,669	0.92
Granted	1,569,676	0.92
Forfeited	(1,323,787)	0.92
Balance at December 31, 2019	2,845,557	0.92
Granted	1,116,101	0.92
Forfeited	—	0.92
Balance at December 31, 2020	3,961,658	0.92

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (December 31, 2020)	1,571,205	$0.59
Granted	—	—
Exercised	(56,059)	0.24
Forfeited	—	—
Balance (March 31, 2021)	1,515,146	0.58
Vested (as of March 31, 2021)	1,515,146	$0.58

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (January 1, 2020)	1,571,205	$0.59
Granted	—	—
Forfeited	—	—
Balance (March 31, 2020)	1,571,205	0.59
Vested (as of March 31, 2020)	1,482,528	$0.59

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

	Number of	Wgt. Avg.
	Options	Exercise Price
Balance at January 1, 2018	—	—
Granted	2,665,921	0.92
Forfeited	(66,253)	0.92
Balance at December 31, 2018	2,599,669	0.92
Granted	1,569,676	0.92
Forfeited	(1,323,787)	0.92
Balance at December 31, 2019	2,845,557	0.92
Granted	1,116,101	0.92
Forfeited	—	0.92
Balance at December 31, 2020	3,961,658	0.92

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (December 31, 2020)	1,571,205	$0.59
Granted	—	—
Exercised	(56,059)	0.24
Forfeited	—	—
Balance (March 31, 2021)	1,515,146	0.58
Vested (as of March 31, 2021)	1,515,146	$0.58

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (January 1, 2020)	1,571,205	$0.59
Granted	—	—
Forfeited	—	—
Balance (March 31, 2020)	1,571,205	0.59
Vested (as of March 31, 2020)	1,482,528	$0.59

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (December 31, 2020)	1,571,205	$0.59
Granted	—	—
Exercised	(56,059)	0.24
Forfeited	—	—
Balance (March 31, 2021)	1,515,146	0.58
Vested (as of March 31, 2021)	1,515,146	$0.58

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (January 1, 2020)	1,571,205	$0.59
Granted	—	—
Forfeited	—	—
Balance (March 31, 2020)	1,571,205	0.59
Vested (as of March 31, 2020)	1,482,528	$0.59

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

	Number of	Wgt. Avg.
	Options	Exercise Price
Balance at January 1, 2018	—	—
Granted	2,665,921	0.92
Forfeited	(66,253)	0.92
Balance at December 31, 2018	2,599,669	0.92
Granted	1,569,676	0.92
Forfeited	(1,323,787)	0.92
Balance at December 31, 2019	2,845,557	0.92
Granted	1,116,101	0.92
Forfeited	—	0.92
Balance at December 31, 2020	3,961,658	0.92

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (December 31, 2020)	1,571,205	$0.59
Granted	—	—
Exercised	(56,059)	0.24
Forfeited	—	—
Balance (March 31, 2021)	1,515,146	0.58
Vested (as of March 31, 2021)	1,515,146	$0.58

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (January 1, 2020)	1,571,205	$0.59
Granted	—	—
Forfeited	—	—
Balance (March 31, 2020)	1,571,205	0.59
Vested (as of March 31, 2020)	1,482,528	$0.59

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

	Number of	Wgt. Avg.
	Options	Exercise Price
Balance at January 1, 2018	—	—
Granted	2,665,921	0.92
Forfeited	(66,253)	0.92
Balance at December 31, 2018	2,599,669	0.92
Granted	1,569,676	0.92
Forfeited	(1,323,787)	0.92
Balance at December 31, 2019	2,845,557	0.92
Granted	1,116,101	0.92
Forfeited	—	0.92
Balance at December 31, 2020	3,961,658	0.92

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (December 31, 2020)	1,571,205	$0.59
Granted	—	—
Exercised	(56,059)	0.24
Forfeited	—	—
Balance (March 31, 2021)	1,515,146	0.58
Vested (as of March 31, 2021)	1,515,146	$0.58

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (January 1, 2020)	1,571,205	$0.59
Granted	—	—
Forfeited	—	—
Balance (March 31, 2020)	1,571,205	0.59
Vested (as of March 31, 2020)	1,482,528	$0.59

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (December 31, 2020)	1,571,205	$0.59
Granted	—	—
Exercised	(56,059)	0.24
Forfeited	—	—
Balance (March 31, 2021)	1,515,146	0.58
Vested (as of March 31, 2021)	1,515,146	$0.58

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (January 1, 2020)	1,571,205	$0.59
Granted	—	—
Forfeited	—	—
Balance (March 31, 2020)	1,571,205	0.59
Vested (as of March 31, 2020)	1,482,528	$0.59

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

	Number of	Wgt. Avg.
	Options	Exercise Price
Balance at January 1, 2018	—	—
Granted	2,665,921	0.92
Forfeited	(66,253)	0.92
Balance at December 31, 2018	2,599,669	0.92
Granted	1,569,676	0.92
Forfeited	(1,323,787)	0.92
Balance at December 31, 2019	2,845,557	0.92
Granted	1,116,101	0.92
Forfeited	—	0.92
Balance at December 31, 2020	3,961,658	0.92

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (December 31, 2020)	1,571,205	$0.59
Granted	—	—
Exercised	(56,059)	0.24
Forfeited	—	—
Balance (March 31, 2021)	1,515,146	0.58
Vested (as of March 31, 2021)	1,515,146	$0.58

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (January 1, 2020)	1,571,205	$0.59
Granted	—	—
Forfeited	—	—
Balance (March 31, 2020)	1,571,205	0.59
Vested (as of March 31, 2020)	1,482,528	$0.59

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

Schedule of stock options vested and expected to vest

		Weighted
		Average	Weighted
	Number of	Remaining	Average
	Stock Options	Contractual Life	Exercise Price
Outstanding	1,515,146	1.49 years	$0.58
Exercisable	1,515,146	1.49 years	$0.58

		Weighted
		Average	Weighted
	Number of	Remaining	Average
	Stock Options	Contractual Life	Exercise Price
Outstanding	3,961,658	8.31 years	$0.92
Exercisable	3,538,672	8.18 years	$0.92

Schedule of weighted average inputs used

Expected volatility	80.00%
Expected dividend yield	0%
Expected term (in years)	3.6–4.8 years
Risk-free interest rate	0.32%–0.45%

Expected volatility	80.00%
Expected dividend yield	0%
Expected term (in years)	3.6–4.8 years
Risk-free interest rate	0.32%–0.45%

Expected volatility	80.00%
Expected dividend yield	0%
Expected term (in years)	6.25 years
Risk-free interest rate	0.62%

Expected volatility	80.00%
Starting stock price	$11.31
Expected term (in years)	5 years
Risk-free interest rate	0.45%
Earnout hurdle	$12.50-$15.00

Expected volatility	80.00%
Starting stock price	$11.31
Expected term (in years)	5 years
Risk-free interest rate	0.45%
Earnout hurdle	$12.50-$15.00

Expected volatility	81.00%
Expected dividend yield	—%
Expected term (in years)	5 years
Risk-free interest rate	0.37%

2020 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of options outstanding and weighted average exercise price

	Number of	Wgt. Avg.
	Options	Exercise Price
Balance at January 1, 2018	—	—
Granted	2,665,921	0.92
Forfeited	(66,253)	0.92
Balance at December 31, 2018	2,599,669	0.92
Granted	1,569,676	0.92
Forfeited	(1,323,787)	0.92
Balance at December 31, 2019	2,845,557	0.92
Granted	1,116,101	0.92
Forfeited	—	0.92
Balance at December 31, 2020	3,961,658	0.92

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (December 31, 2020)	1,571,205	$0.59
Granted	—	—
Exercised	(56,059)	0.24
Forfeited	—	—
Balance (March 31, 2021)	1,515,146	0.58
Vested (as of March 31, 2021)	1,515,146	$0.58

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (January 1, 2020)	1,571,205	$0.59
Granted	—	—
Forfeited	—	—
Balance (March 31, 2020)	1,571,205	0.59
Vested (as of March 31, 2020)	1,482,528	$0.59

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

	Number of	Wgt. Avg.
	Options	Exercise Price
Balance at January 1, 2018	—	—
Granted	2,665,921	0.92
Forfeited	(66,253)	0.92
Balance at December 31, 2018	2,599,669	0.92
Granted	1,569,676	0.92
Forfeited	(1,323,787)	0.92
Balance at December 31, 2019	2,845,557	0.92
Granted	1,116,101	0.92
Forfeited	—	0.92
Balance at December 31, 2020	3,961,658	0.92

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (December 31, 2020)	1,571,205	$0.59
Granted	—	—
Exercised	(56,059)	0.24
Forfeited	—	—
Balance (March 31, 2021)	1,515,146	0.58
Vested (as of March 31, 2021)	1,515,146	$0.58

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (January 1, 2020)	1,571,205	$0.59
Granted	—	—
Forfeited	—	—
Balance (March 31, 2020)	1,571,205	0.59
Vested (as of March 31, 2020)	1,482,528	$0.59

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (December 31, 2020)	1,571,205	$0.59
Granted	—	—
Exercised	(56,059)	0.24
Forfeited	—	—
Balance (March 31, 2021)	1,515,146	0.58
Vested (as of March 31, 2021)	1,515,146	$0.58

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (January 1, 2020)	1,571,205	$0.59
Granted	—	—
Forfeited	—	—
Balance (March 31, 2020)	1,571,205	0.59
Vested (as of March 31, 2020)	1,482,528	$0.59

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

	Number of	Wgt. Avg.
	Options	Exercise Price
Balance at January 1, 2018	—	—
Granted	2,665,921	0.92
Forfeited	(66,253)	0.92
Balance at December 31, 2018	2,599,669	0.92
Granted	1,569,676	0.92
Forfeited	(1,323,787)	0.92
Balance at December 31, 2019	2,845,557	0.92
Granted	1,116,101	0.92
Forfeited	—	0.92
Balance at December 31, 2020	3,961,658	0.92

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (December 31, 2020)	1,571,205	$0.59
Granted	—	—
Exercised	(56,059)	0.24
Forfeited	—	—
Balance (March 31, 2021)	1,515,146	0.58
Vested (as of March 31, 2021)	1,515,146	$0.58

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (January 1, 2020)	1,571,205	$0.59
Granted	—	—
Forfeited	—	—
Balance (March 31, 2020)	1,571,205	0.59
Vested (as of March 31, 2020)	1,482,528	$0.59

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

	Number of	Wgt. Avg.
	Options	Exercise Price
Balance at January 1, 2018	—	—
Granted	2,665,921	0.92
Forfeited	(66,253)	0.92
Balance at December 31, 2018	2,599,669	0.92
Granted	1,569,676	0.92
Forfeited	(1,323,787)	0.92
Balance at December 31, 2019	2,845,557	0.92
Granted	1,116,101	0.92
Forfeited	—	0.92
Balance at December 31, 2020	3,961,658	0.92

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (December 31, 2020)	1,571,205	$0.59
Granted	—	—
Exercised	(56,059)	0.24
Forfeited	—	—
Balance (March 31, 2021)	1,515,146	0.58
Vested (as of March 31, 2021)	1,515,146	$0.58

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (January 1, 2020)	1,571,205	$0.59
Granted	—	—
Forfeited	—	—
Balance (March 31, 2020)	1,571,205	0.59
Vested (as of March 31, 2020)	1,482,528	$0.59

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (December 31, 2020)	1,571,205	$0.59
Granted	—	—
Exercised	(56,059)	0.24
Forfeited	—	—
Balance (March 31, 2021)	1,515,146	0.58
Vested (as of March 31, 2021)	1,515,146	$0.58

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (January 1, 2020)	1,571,205	$0.59
Granted	—	—
Forfeited	—	—
Balance (March 31, 2020)	1,571,205	0.59
Vested (as of March 31, 2020)	1,482,528	$0.59

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

	Number of	Wgt. Avg.
	Options	Exercise Price
Balance at January 1, 2018	—	—
Granted	2,665,921	0.92
Forfeited	(66,253)	0.92
Balance at December 31, 2018	2,599,669	0.92
Granted	1,569,676	0.92
Forfeited	(1,323,787)	0.92
Balance at December 31, 2019	2,845,557	0.92
Granted	1,116,101	0.92
Forfeited	—	0.92
Balance at December 31, 2020	3,961,658	0.92

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (December 31, 2020)	1,571,205	$0.59
Granted	—	—
Exercised	(56,059)	0.24
Forfeited	—	—
Balance (March 31, 2021)	1,515,146	0.58
Vested (as of March 31, 2021)	1,515,146	$0.58

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (January 1, 2020)	1,571,205	$0.59
Granted	—	—
Forfeited	—	—
Balance (March 31, 2020)	1,571,205	0.59
Vested (as of March 31, 2020)	1,482,528	$0.59

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

	Number of	Wgt. Avg.
	Options	Exercise Price
Balance at January 1, 2018	—	—
Granted	2,665,921	0.92
Forfeited	(66,253)	0.92
Balance at December 31, 2018	2,599,669	0.92
Granted	1,569,676	0.92
Forfeited	(1,323,787)	0.92
Balance at December 31, 2019	2,845,557	0.92
Granted	1,116,101	0.92
Forfeited	—	0.92
Balance at December 31, 2020	3,961,658	0.92

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (December 31, 2020)	1,571,205	$0.59
Granted	—	—
Exercised	(56,059)	0.24
Forfeited	—	—
Balance (March 31, 2021)	1,515,146	0.58
Vested (as of March 31, 2021)	1,515,146	$0.58

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (January 1, 2020)	1,571,205	$0.59
Granted	—	—
Forfeited	—	—
Balance (March 31, 2020)	1,571,205	0.59
Vested (as of March 31, 2020)	1,482,528	$0.59

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (December 31, 2020)	1,571,205	$0.59
Granted	—	—
Exercised	(56,059)	0.24
Forfeited	—	—
Balance (March 31, 2021)	1,515,146	0.58
Vested (as of March 31, 2021)	1,515,146	$0.58

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (January 1, 2020)	1,571,205	$0.59
Granted	—	—
Forfeited	—	—
Balance (March 31, 2020)	1,571,205	0.59
Vested (as of March 31, 2020)	1,482,528	$0.59

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

	Number of	Wgt. Avg.
	Options	Exercise Price
Balance at January 1, 2018	—	—
Granted	2,665,921	0.92
Forfeited	(66,253)	0.92
Balance at December 31, 2018	2,599,669	0.92
Granted	1,569,676	0.92
Forfeited	(1,323,787)	0.92
Balance at December 31, 2019	2,845,557	0.92
Granted	1,116,101	0.92
Forfeited	—	0.92
Balance at December 31, 2020	3,961,658	0.92

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (December 31, 2020)	1,571,205	$0.59
Granted	—	—
Exercised	(56,059)	0.24
Forfeited	—	—
Balance (March 31, 2021)	1,515,146	0.58
Vested (as of March 31, 2021)	1,515,146	$0.58

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (January 1, 2020)	1,571,205	$0.59
Granted	—	—
Forfeited	—	—
Balance (March 31, 2020)	1,571,205	0.59
Vested (as of March 31, 2020)	1,482,528	$0.59

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

	Number of	Wgt. Avg.
	Options	Exercise Price
Balance at January 1, 2018	—	—
Granted	2,665,921	0.92
Forfeited	(66,253)	0.92
Balance at December 31, 2018	2,599,669	0.92
Granted	1,569,676	0.92
Forfeited	(1,323,787)	0.92
Balance at December 31, 2019	2,845,557	0.92
Granted	1,116,101	0.92
Forfeited	—	0.92
Balance at December 31, 2020	3,961,658	0.92

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (December 31, 2020)	1,571,205	$0.59
Granted	—	—
Exercised	(56,059)	0.24
Forfeited	—	—
Balance (March 31, 2021)	1,515,146	0.58
Vested (as of March 31, 2021)	1,515,146	$0.58

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (January 1, 2020)	1,571,205	$0.59
Granted	—	—
Forfeited	—	—
Balance (March 31, 2020)	1,571,205	0.59
Vested (as of March 31, 2020)	1,482,528	$0.59

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (December 31, 2020)	1,571,205	$0.59
Granted	—	—
Exercised	(56,059)	0.24
Forfeited	—	—
Balance (March 31, 2021)	1,515,146	0.58
Vested (as of March 31, 2021)	1,515,146	$0.58

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (January 1, 2020)	1,571,205	$0.59
Granted	—	—
Forfeited	—	—
Balance (March 31, 2020)	1,571,205	0.59
Vested (as of March 31, 2020)	1,482,528	$0.59

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

Schedule of weighted average inputs used

Expected volatility	80.00%
Expected dividend yield	0%
Expected term (in years)	3.6–4.8 years
Risk-free interest rate	0.32%–0.45%

Expected volatility	80.00%
Expected dividend yield	0%
Expected term (in years)	6.25 years
Risk-free interest rate	0.62%

Expected volatility	80.00%
Starting stock price	$11.31
Expected term (in years)	5 years
Risk-free interest rate	0.45%
Earnout hurdle	$12.50-$15.00